Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 314,055	$ 489,530	$ 285,337
Restricted cash	280	280	0
Accounts receivable - net	53,978	36,124	35,250
Inventory - net	17,899	11,773	7,462
Prepaid expenses and other current assets	75,687	72,504	80,066
Total current assets	461,899	610,211	408,115
Property and equipment - net	1,705	1,082	0
Right-of-use assets – net	9,517	0
Intangible assets - net	79,944	78,511	67,024
Goodwill	718,204	718,204	683,327
Other non-current assets	2,949	787	664
Total Assets	1,274,218	1,408,795	1,159,130
Current liabilities:
Accounts payable	236,295	191,201	62,769
Accrued expenses and other current liabilities	272,705	281,156	256,134
Deferred revenue	28,233	25,139	5,956
Current maturities of long-term debt	2,750	0	6,412
Total current liabilities	539,983	497,496	331,271
Long-term debt - net	266,396	465,712
Long-term lease liabilities	8,387	0
Other liabilities	27,384	25,834	510
Total long-term liabilities	302,167	485,966	871,413
Commitments and contingencies (Note 15)
Redeemable Preferred Units and noncontrolling interests
Redeemable noncontrolling interests	1,307,292	1,286,016	0
Shareholders' deficit
Additional paid-in capital	166,291	182,091	755,716
Accumulated deficit	(1,041,535)	(1,042,794)	(1,026,675)
Accumulated other comprehensive loss		0	(822)
Total Shareholders' deficit	(875,224)	(860,683)	(271,781)
Total liabilities, Redeemable Preferred Units and noncontrolling interests, and Shareholders' deficit	1,274,218	1,408,795	1,159,130
Redeemable Senior Preferred Units
Redeemable Preferred Units and noncontrolling interests
Redeemable Preferred Units		0	218,288
Common Class A [Member]
Shareholders' deficit
Common Stock	8	8	0
Common Class B [Member]
Shareholders' deficit
Common Stock	12	12	0
Redeemable Preferred Units
Redeemable Preferred Units and noncontrolling interests
Redeemable Preferred Units		0	9,939
Hoya Intermediate, LLC
Current liabilities:
Long-term debt - net	$ 266,396	460,132	870,903
Shareholders' deficit
Total Shareholders' deficit		$ (860,683)	$ (271,781)